Acquisitions - Parllay - Additional Information (Details) - Parllay - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021
Business acquisition
Fair value of cash consideration transferred	$ 1,825	$ 1,825
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)		5.00%
Income approach
Business acquisition
Estimated useful life	5 years
Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	32.00%
Income approach | Fair value inputs discount rate
Business acquisition
Intangible asset measurement input	22.70%